UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  11/30/09

Item 1.  Schedule of Investments.

Saratoga Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 98.6%
	ADVERTISING - 2.9%
14,000	Omnicom Group, Inc.		$ 514,080

	AEROSPACE/DEFENSE - 2.2%
6,800	Goodrich Corp.		403,512

	BANKS - 4.9%
27,200	Bank of America Corp.		431,120
2,600	Goldman Sachs Group, Inc.		441,116
			872,236
	COMMERCIAL SERVICES - 1.2%
9,800	Pharmaceutical Product Development, Inc.		210,112

	COMPUTERS - 3.7%
15,700	DST Systems, Inc. *		666,936

	ENGINEERING & CONSTRUCTION - 4.1%
41,600	Chicago Bridge & Iron Co. NV		731,744

	HEALTHCARE-PRODUCTS - 8.7%
9,600	Becton Dickinson and Co.		718,080
19,800	Medtronic, Inc.		840,312
			1,558,392
	HEALTHCARE-SERVICES - 2.5%
7,900	Quest Diagnostics, Inc.		457,726

	INSURANCE - 17.5%
25,200	Axis Capital Holdings Ltd.		705,348
21,000	MetLife, Inc.		717,990
19,050	Reinsurance Group of America, Inc.		885,825
15,700	Travelers Cos, Inc.		822,523
			3,131,686
	METAL FABRICATE/HARDWARE - 0.9%
1,500	Precision Castparts Corp.		155,520

	OIL & GAS - 8.3%
10,200	Devon Energy Corp.		686,970
9,350	Transocean Ltd. *		798,397
			1,485,367
	OIL & GAS SERVICES - 16.8%
16,500	Baker Hughes, Inc.		672,210
20,400	Cameron International Corp. *		771,120
26,300	Halliburton Co.		772,168
12,600	Schlumberger Ltd.		805,014
			3,020,512
	PHARMACEUTICALS - 4.7%
15,500	Abbott Laboratories		844,595

	RETAIL - 6.1%
22,400	CVS Caremark Corp.		694,624
12,700	Darden Restaurants, Inc.		399,161
			1,093,785
	SOFTWARE - 6.2%
25,800	Intuit, Inc. *		753,618
12,400	Microsoft Corp.		364,684
			1,118,302
	TELECOMMUNICATIONS - 4.0%
43,300	Corning, Inc.		722,244

	TOYS/GAMES/HOBBIES - 3.9%
23,300	Hasbro, Inc.		690,845

	TOTAL COMMON STOCK (Cost - $16,514,959)		17,677,594

	SHORT-TERM INVESTMENTS - 1.5%
265,735	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009		265,735
	(Cost - $265,735)

	TOTAL INVESTMENTS - 100.1% (Cost - $16,780,694)(a)		17,943,329
	OTHER LIABILITIES LESS ASSETS - (0.1) %		(22,426)
	NET ASSETS - 100.0%		17,920,903

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,866,338
		Unrealized depreciation:	(703,703)
		Net unrealized appreciation:	$ 1,162,635

Saratoga Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 98.2%
	BANKS - 5.4%
4,024	Goldman Sachs Group, Inc.		$ 682,712
16,094	JPMorgan Chase & Co.		683,834
			1,366,546
	BIOTECHNOLOGY - 2.7%
12,237	Celgene Corp. *		678,542

	COMPUTERS - 15.3%
9,624	Apple, Inc. *		1,923,934
58,261	Brocade Communications Systems, Inc. *		413,071
18,771	Cognizant Technology Solutions Corp. - Cl. A *		824,610
41,332	EMC Corp. *		695,618
			3,857,233
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
3,352	BlackRock, Inc. - Cl. A		761,172
7,416	Franklin Resources, Inc.		801,150
			1,562,322
	ENTERTAINMENT - 1.9%
25,530	International Game Technology		482,262

	INTERNET - 18.7%
8,474	Amazon.com, Inc. *		1,151,701
3,197	Google, Inc. - Cl. A *		1,863,851
7,845	priceline.com, Inc. *		1,679,771
			4,695,323
	MACHINERY-DIVERSIFIED - 2.7%
6,719	Flowserve Corp.		668,272

	MEDIA - 2.6%
20,160	Discovery Communications, Inc. - Cl. A *		644,112

	MINING - 4.1%
12,626	Freeport-McMoRan Copper & Gold, Inc. - Cl. B *		1,045,433

	OIL & GAS - 6.3%
11,104	Range Resources Corp.		523,331
24,079	Southwestern Energy Co. *		1,058,513
			1,581,844
	OIL & GAS SERVICES - 2.9%
13,360	FMC Technologies, Inc. *		727,719

	PHARMACEUTICALS - 3.1%
9,112	Express Scripts, Inc. - Cl. A *		781,810

	RETAIL - 11.5%
15,847	Guess?, Inc.		587,131
14,718	Nordstrom, Inc.		492,317
21,582	Starbucks Corp. *		472,646
13,808	Tiffany & Co.		589,325
24,157	Urban Outfitters, Inc. *		764,328
			2,905,747
	SEMICONDUCTORS - 5.3%
25,871	Broadcom Corp. - Cl. A *		755,433
12,336	Cree, Inc. *		590,031
			1,345,464
	SOFTWARE - 4.0%
15,931	Salesforce.com, Inc. *		998,555

	TELECOMMUNICATIONS - 5.5%
36,575	Cisco Systems, Inc. *		855,855
11,497	QUALCOMM, Inc.		517,365
			1,373,220

	TOTAL COMMON STOCK (Cost - $20,080,821)		24,714,404

	SHORT-TERM INVESTMENTS - 1.8%
453,463	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009		453,463
	(Cost - $453,463)

	TOTAL INVESTMENTS - 100.0% (Cost - $20,534,284)(a)		$ 25,167,867
	OTHER LIABILITIES LESS ASSETS - 0.0%		(6,431)
	NET ASSETS - 100.0%		$ 25,161,437

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,989,216
		Unrealized depreciation:	(355,633)
		Net unrealized appreciation:	$ 4,633,583

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 99.7%
	AEROSPACE/DEFENSE - 1.2%
1,800	Alliant Techsystems, Inc. *	$ 154,296

	APPAREL - 1.3%
2,375	VF Corp.	172,710

	BANKS - 3.6%
28,600	Fifth Third Bancorp	288,288
4,475	Prosperity Bancshares, Inc.	178,239
		466,527
	CAPITAL MARKETS - 5.4%
27,600	Apollo Investment Corp.	265,512
34,625	MF Global Ltd. * +	217,791
11,500	TD Ameritrade Holding Corp. *	225,860
		709,163
	CHEMICALS - 7.0%
3,850	Albemarle Corp.	129,937
10,375	Cabot Corp.	237,899
10,050	Celanese Corp.	299,088
1,025	Cytec Industries, Inc.	34,829
3,675	FMC Corp.	205,763
		907,516
	COMMERCIAL SERVICES - 5.3%
7,350	Avery Dennison Corp.	276,066
10,975	RR Donnelley & Sons Co.	225,865
5,775	Waste Connections, Inc. *	187,399
		689,330
	COMMUNICATIONS EQUIPMENT - 1.7%
8,650	CommScope, Inc. *	217,374

	COMPUTERS & PERIPHERALS - 2.6%
4,225	QLogic Corp. * +	75,797
17,250	Seagate Technology	260,993
		336,790
	CONSUMER FINANCE - 1.8%
15,475	Discover Financial Services	239,243

	DIVERSIFIED CONSUMER SERVICES - 0.7%
4,550	H&R Block, Inc.	92,365

	ELECTRICAL EQUIPMENT - 0.7%
3,075	General Cable Corp. *	90,282

	ELECTRONICS - 1.6%
30,025	Flextronics International Ltd. *	212,277

	ENERGY EQUIPMENT - 2.2%
4,325	Dresser-Rand Group, Inc. *	121,446
7,650	Superior Energy Services, Inc. *	161,721
		283,167
	FOOD - 2.7%
5,850	ConAgra Foods, Inc.	129,811
3,975	Ralcorp Holdings, Inc. *	230,232
		360,043
	FOREST PRODUCTS & PAPER - 0.9%
2,900	Weyerhaeuser Co.	112,926

	HEALTH CARE EQUIPMENT - 0.4%
1,125	Teleflex, Inc.	58,601

	HEALTHCARE-PRODUCTS - 3.7%
1,275	Becton Dickinson and Co.	95,370
925	CR Bard, Inc.	76,044
5,275	Zimmer Holdings, Inc. *	312,122
		483,536
	HEALTHCARE-SERVICES - 2.5%
5,475	DaVita, Inc. *	324,339

	HOTELS & RESTAURANTS - 2.0%
4,750	Darden Restaurants, Inc.	149,292
25,659	Wendy's/Arby's Group, Inc.	105,202
		254,494
	HOUSEHOLD PRODUCTS - 1.3%
3,025	Energizer Holdings, Inc. *	170,428

	HOUSEHOLD PRODUCTS/WARES - 1.5%
7,150	Jarden Corp.	196,267

	INDEPENDENT POWER - 1.3%
15,700	Calpine Corp. *	174,584

	INDUSTRIAL CONGLOMERATES - 0.5%
3,400	McDermott International, Inc. *	71,196

	INSURANCE - 8.2%
3,650	ACE Ltd. *	177,792
3,225	Reinsurance Group of America, Inc.	149,963
5,690	Validus Holdings Ltd.	150,785
7,925	Willis Group Holdings Ltd.	215,164
20,875	XL Capital Ltd. - Cl. A	382,221
		1,075,925
	IT SERVICES - 3.5%
9,625	Amdocs Ltd. *	254,389
6,650	NICE Systems Ltd. - ADR *	201,562
		455,951
	LEISURE EQUIPMENT - 1.0%
6,800	Mattel, Inc.	132,328

	LIFE SCIENCE TOOLS - 2.4%
925	Mettler-Toledo International, Inc. *	92,019
4,625	Thermo Fisher Scientific, Inc. *	218,439
		310,458
	MACHINERY - 2.9%
11,325	Actuant Corp. - Cl. A	184,937
1,675	Lincoln Electric Holdings, Inc.	86,061
2,100	SPX Corp.	111,909
		382,907
	MARINE - 0.5%
1,950	Kirby Corp. *	65,032

	MEDIA - 1.7%
6,075	Omnicom Group, Inc.	223,074

	MINING - 0.9%
9,375	Thompson Creek Metals Co., Inc. *	112,313

	OIL & GAS - 5.0%
10,050	Petrohawk Energy Corp. *	224,517
4,250	Range Resources Corp.	200,303
23,975	SandRidge Energy, Inc. * +	224,886
		649,706
	PACKAGING & CONTAINERS - 4.1%
12,875	Owens-Illinois, Inc. *	402,601
5,211	Pactiv Corp. *	126,888
		529,489
	REITS - 5.2%
18,475	Annaly Capital Management, Inc.	340,125
3,975	DiamondRock Hospitality Co. *	31,959
11,700	Host Hotels & Resorts, Inc.	123,084
9,825	LaSalle Hotel Properties	183,040
		678,208
	RETAIL - 4.2%
3,825	Best Buy Co., Inc.	163,825
10,275	GameStop Corp. - Cl. A *	250,813
3,350	Gymboree Corp. *	133,732
		548,370
	ROAD & RAIL - 0.6%
1,650	CSX Corp.	78,342

	SAVINGS & LOANS - 1.8%
11,250	New York Community Bancorp, Inc. +	131,512
6,195	People's United Financial, Inc.	100,917
		232,429
	SEMICONDUCTORS - 0.3%
1,175	Varian Semiconductor Equipment Associates, Inc. *	34,228

	SOFTWARE - 2.7%
23,025	Nuance Communications, Inc. *	349,750

	TELECOMMUNICATIONS - 1.6%
13,300	Syniverse Holdings, Inc. *	210,938

	TEXTILES APPAREL & LEISURE - 1.2%
3,875	Phillips-Van Heusen Corp.	155,000

	TOTAL COMMON STOCK (Cost - $12,124,740)	13,001,902

	SHORT-TERM INVESTMENTS - 0.5%
69,113	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009	69,113
	(Cost - $69,113)

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.2%
674,497	Citigroup Global, Repurchase agreement to yield 0.17%, 12/1/09 with a maturity
	value of $674,500 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $674,497)	674,497

	TOTAL INVESTMENTS - 105.4% (Cost - $12,868,350)(a)	$ 13,745,512
	OTHER LIABILITIES LESS ASSETS - (0.2) %	(696,743)
	NET ASSETS - 100.0%	$ 13,048,769

* Non-income producing securities.
ADR - American Depositary Receipt
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,469,649
	Unrealized depreciation:	(592,487)
	Net unrealized appreciation:	$ 877,162

Saratoga Mid Capitalization Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 99.7%
	AEROSPACE/DEFENSE - 1.2%
1,800	Alliant Techsystems, Inc. *	$ 154,296

	APPAREL - 1.3%
2,375	VF Corp.	172,710

	BANKS - 3.6%
28,600	Fifth Third Bancorp	288,288
4,475	Prosperity Bancshares, Inc.	178,239
		466,527
	CAPITAL MARKETS - 5.4%
27,600	Apollo Investment Corp.	265,512
34,625	MF Global Ltd. * +	217,791
11,500	TD Ameritrade Holding Corp. *	225,860
		709,163
	CHEMICALS - 7.0%
3,850	Albemarle Corp.	129,937
10,375	Cabot Corp.	237,899
10,050	Celanese Corp.	299,088
1,025	Cytec Industries, Inc.	34,829
3,675	FMC Corp.	205,763
		907,516
	COMMERCIAL SERVICES - 5.3%
7,350	Avery Dennison Corp.	276,066
10,975	RR Donnelley & Sons Co.	225,865
5,775	Waste Connections, Inc. *	187,399
		689,330
	COMMUNICATIONS EQUIPMENT - 1.7%
8,650	CommScope, Inc. *	217,374

	COMPUTERS & PERIPHERALS - 2.6%
4,225	QLogic Corp. * +	75,797
17,250	Seagate Technology	260,993
		336,790
	CONSUMER FINANCE - 1.8%
15,475	Discover Financial Services	239,243

	DIVERSIFIED CONSUMER SERVICES - 0.7%
4,550	H&R Block, Inc.	92,365

	ELECTRICAL EQUIPMENT - 0.7%
3,075	General Cable Corp. *	90,282

	ELECTRONICS - 1.6%
30,025	Flextronics International Ltd. *	212,277

	ENERGY EQUIPMENT - 2.2%
4,325	Dresser-Rand Group, Inc. *	121,446
7,650	Superior Energy Services, Inc. *	161,721
		283,167
	FOOD - 2.7%
5,850	ConAgra Foods, Inc.	129,811
3,975	Ralcorp Holdings, Inc. *	230,232
		360,043
	FOREST PRODUCTS & PAPER - 0.9%
2,900	Weyerhaeuser Co.	112,926

	HEALTH CARE EQUIPMENT - 0.4%
1,125	Teleflex, Inc.	58,601

	HEALTHCARE-PRODUCTS - 3.7%
1,275	Becton Dickinson and Co.	95,370
925	CR Bard, Inc.	76,044
5,275	Zimmer Holdings, Inc. *	312,122
		483,536
	HEALTHCARE-SERVICES - 2.5%
5,475	DaVita, Inc. *	324,339

	HOTELS & RESTAURANTS - 2.0%
4,750	Darden Restaurants, Inc.	149,292
25,659	Wendy's/Arby's Group, Inc.	105,202
		254,494
	HOUSEHOLD PRODUCTS - 1.3%
3,025	Energizer Holdings, Inc. *	170,428

	HOUSEHOLD PRODUCTS/WARES - 1.5%
7,150	Jarden Corp.	196,267

	INDEPENDENT POWER - 1.3%
15,700	Calpine Corp. *	174,584

	INDUSTRIAL CONGLOMERATES - 0.5%
3,400	McDermott International, Inc. *	71,196

	INSURANCE - 8.2%
3,650	ACE Ltd. *	177,792
3,225	Reinsurance Group of America, Inc.	149,963
5,690	Validus Holdings Ltd.	150,785
7,925	Willis Group Holdings Ltd.	215,164
20,875	XL Capital Ltd. - Cl. A	382,221
		1,075,925
	IT SERVICES - 3.5%
9,625	Amdocs Ltd. *	254,389
6,650	NICE Systems Ltd. - ADR *	201,562
		455,951
	LEISURE EQUIPMENT - 1.0%
6,800	Mattel, Inc.	132,328

	LIFE SCIENCE TOOLS - 2.4%
925	Mettler-Toledo International, Inc. *	92,019
4,625	Thermo Fisher Scientific, Inc. *	218,439
		310,458
	MACHINERY - 2.9%
11,325	Actuant Corp. - Cl. A	184,937
1,675	Lincoln Electric Holdings, Inc.	86,061
2,100	SPX Corp.	111,909
		382,907
	MARINE - 0.5%
1,950	Kirby Corp. *	65,032

	MEDIA - 1.7%
6,075	Omnicom Group, Inc.	223,074

	MINING - 0.9%
9,375	Thompson Creek Metals Co., Inc. *	112,313

	OIL & GAS - 5.0%
10,050	Petrohawk Energy Corp. *	224,517
4,250	Range Resources Corp.	200,303
23,975	SandRidge Energy, Inc. * +	224,886
		649,706
	PACKAGING & CONTAINERS - 4.1%
12,875	Owens-Illinois, Inc. *	402,601
5,211	Pactiv Corp. *	126,888
		529,489
	REITS - 5.2%
18,475	Annaly Capital Management, Inc.	340,125
3,975	DiamondRock Hospitality Co. *	31,959
11,700	Host Hotels & Resorts, Inc.	123,084
9,825	LaSalle Hotel Properties	183,040
		678,208
	RETAIL - 4.2%
3,825	Best Buy Co., Inc.	163,825
10,275	GameStop Corp. - Cl. A *	250,813
3,350	Gymboree Corp. *	133,732
		548,370
	ROAD & RAIL - 0.6%
1,650	CSX Corp.	78,342

	SAVINGS & LOANS - 1.8%
11,250	New York Community Bancorp, Inc. +	131,512
6,195	People's United Financial, Inc.	100,917
		232,429
	SEMICONDUCTORS - 0.3%
1,175	Varian Semiconductor Equipment Associates, Inc. *	34,228

	SOFTWARE - 2.7%
23,025	Nuance Communications, Inc. *	349,750

	TELECOMMUNICATIONS - 1.6%
13,300	Syniverse Holdings, Inc. *	210,938

	TEXTILES APPAREL & LEISURE - 1.2%
3,875	Phillips-Van Heusen Corp.	155,000

	TOTAL COMMON STOCK (Cost - $12,124,740)	13,001,902

	SHORT-TERM INVESTMENTS - 0.5%
69,113	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009	69,113
	(Cost - $69,113)

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.2%
674,497	Citigroup Global, Repurchase agreement to yield 0.17%, 12/1/09 with a maturity
	value of $674,500 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $674,497)	674,497

	TOTAL INVESTMENTS - 105.4% (Cost - $12,868,350)(a)	$ 13,745,512
	OTHER LIABILITIES LESS ASSETS - (0.2) %	(696,743)
	NET ASSETS - 100.0%	$ 13,048,769

* Non-income producing securities.
ADR - American Depositary Receipt
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,469,649
	Unrealized depreciation:	(592,487)
	Net unrealized appreciation:	$ 877,162

Saratoga Small Cap Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 97.9%
	APPAREL - 3.6%
7,200	Carter's, Inc. *	$ 156,600
4,500	Hanesbrands, Inc. *	108,045
		264,645
	AUTO PARTS & EQUIPMENT - 1.4%
3,500	BorgWarner, Inc.	105,735

	BANKS - 8.4%
5,800	First Midwest Bancorp, Inc.	60,494
9,700	Glacier Bancorp, Inc.	126,876
10,200	National Penn Bancshares, Inc.	56,304
4,700	Prosperity Bancshares, Inc.	187,201
7,700	Sterling Bancshares, Inc.	38,654
8,300	Trustmark Corp. +	159,028
		628,557
	CHEMICALS - 2.4%
9,000	RPM International, Inc.	176,400

	COAL - 2.5%
2,700	Walter Energy, Inc.	185,220

	COMMERCIAL SERVICES - 4.1%
3,800	MAXIMUS, Inc.	176,662
3,100	Watson Wyatt Worldwide, Inc.	128,154
		304,816
	COMPUTERS - 2.9%
21,600	Brocade Communications Systems, Inc. *	153,144
5,000	Netscout Systems, Inc. *	62,950
		216,094
	COSMETICS/PERSONAL CARE - 1.7%
1,900	Chattem, Inc. * +	125,096

	DISTRIBUTION/WHOLESALE - 1.7%
3,300	Owens & Minor, Inc.	128,007

	ELECTRIC - 6.0%
7,700	Cleco Corp.	196,504
6,000	Portland General Electric Co.	117,660
6,300	Westar Energy, Inc.	129,717
		443,881
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
2,800	General Cable Corp. *	82,208

	ELECTRONICS - 1.1%
800	Mettler-Toledo International, Inc. *	79,584

	ENGINEERING & CONSTRUCTION - 1.8%
4,200	Chicago Bridge & Iron Co. NV	73,878
3,800	Tutor Perini Corp. *	63,156
		137,034
	FOOD - 1.5%
3,100	TreeHouse Foods, Inc. *	108,097

	HAND/MACHINE TOOLS - 1.7%
2,500	Lincoln Electric Holdings, Inc.	128,450

	HEALTHCARE-PRODUCTS - 2.0%
3,900	West Pharmaceutical Services, Inc.	150,345

	HOUSEHOLD PRODUCTS/WARES - 2.6%
4,100	Tupperware Brands Corp.	190,855

	INSURANCE - 3.2%
1,100	Argo Group International Holdings Ltd. *	32,087
5,500	Aspen Insurance Holdings Ltd.	142,505
3,800	Protective Life Corp.	62,852
		237,444
	MACHINERY-DIVERSIFIED - 6.5%
4,900	Gardner Denver, Inc.	183,407
3,000	Nordson Corp. +	160,830
3,700	Wabtec Corp.	142,450
		486,687
	MISCELLANEOUS MANUFACTURING - 11.7%
3,700	AO Smith Corp.	155,104
4,600	Aptargroup, Inc.	166,152
8,700	Barnes Group, Inc.	134,937
4,300	Brink's Co.	96,664
4,900	Crane Co.	136,955
3,500	Teleflex, Inc.	182,315
		872,127
	OIL & GAS - 1.4%
2,900	Comstock Resources, Inc. *	107,677

	OIL & GAS SERVICES - 3.6%
6,400	Exterran Holdings, Inc. *	134,080
3,800	Oil States International, Inc. *	136,306
		270,386
	REITS - 6.0%
2,100	Corporate Office Properties Trust SBI MD	71,799
9,200	Senior Housing Properties Trust	191,084
4,700	Tanger Factory Outlet Centers	184,475
		447,358
	RETAIL - 7.0%
2,700	BJ's Wholesale Club, Inc. *	93,717
1,300	Buckle, Inc.	35,542
3,500	Childrens Place Retail Stores, Inc. *	111,720
6,600	Dick's Sporting Goods, Inc. *	137,016
7,600	Jack in the Box, Inc. *	141,892
		519,887
	SAVINGS & LOANS - 5.5%
3,400	Astoria Financial Corp. +	35,292
12,600	First Niagara Financial Group, Inc.	166,194
11,100	Washington Federal, Inc.	211,455
		412,941
	SOFTWARE - 1.6%
5,100	JDA Software Group, Inc. *	119,748

	TELECOMMUNICATIONS - 1.2%
4,400	Netgear, Inc. *	87,340

	TRANSPORTATION - 3.7%
1,400	Arkansas Best Corp.	34,468
3,700	Bristow Group, Inc. *	126,984
3,700	Genesee & Wyoming, Inc. *	115,144
		276,596

	TOTAL COMMON STOCK (Cost - $6,012,778)	7,293,215

	SHORT-TERM INVESTMENTS - 2.1%
160,184	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009	160,184
	(Cost - $160,184)

Principal
	COLLATERAL FOR SECURITIES LOANED - 3.6%
266,628	Citigroup Global, Inc., Repurchase agreement to yield 0.17%, 12/1/09 with a maturity
	value of $266,629 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $266,628)	266,628

	TOTAL INVESTMENTS - 103.6% (Cost - $6,439,590)(a)	$ 7,720,027
	OTHER LIABILITIES LESS ASSETS - (3.6) %	(268,419)
	NET ASSETS - 100.0%	$ 7,451,608

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,527,724
	Unrealized depreciation:	(247,287)
	Net unrealized appreciation:	$ 1,280,437

Saratoga International Equity Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 95.6%
	AGRICULTURE - 6.0%
3,900	British American Tobacco PLC		$ 118,476
144,000	China Green Holdings Ltd/Bermuda		138,906
3,500	Philip Morris International, Inc.		168,315
			425,697
	APPAREL - 1.9%
48,000	Yue Yuen Industrial Holdings Ltd.		135,307

	BANKS - 6.7%
2,340	BNP Paribas - ADR		98,397
6,000	DBS Group Holdings Ltd.		62,144
1,870	DBS Group Holdings Ltd. - ADR		77,605
23,000	Mizuho Financial Group, Inc.		42,806
3,500	Standard Chartered PLC		85,570
1,900	Sumitomo Mitsui Financial Group, Inc.		62,317
13,480	Sumitomo Mitsui Financial Group, Inc. - ADR		44,214
			473,053
	BEVERAGES - 0.9%
383,000	Thai Beverage PCL		66,391

	BUILDING MATERIALS - 1.3%
3,500	CRH PLC - ADR		90,300

	CHEMICALS - 2.3%
1,500	K+S AG		90,373
1,500	K+S AG - Rights *		5,060
3,900	Methanex Corp.		69,678
			165,111
	COMMERCIAL SERVICES - 1.9%
81,400	Hays PLC		130,718

	COMPUTERS - 1.5%
1,500	Wincor Nixdorf AG		103,321

	COSMETICS/PERSONAL CARE - 2.6%
9,300	Shiseido Co. Ltd.		183,690

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
1,600	KB Financial Group, Inc. - ADR *		80,576

	ELECTRIC - 1.4%
1,100	RWE AG		100,943

	ELECTRONICS - 0.7%
4,600	Spectris PLC		50,172

	ENGINEERING & CONSTRUCTION - 4.3%
1,500	Bilfinger Berger AG		110,934
41,000	Carillion PLC		189,789
			300,723
	ENTERTAINMENT - 3.7%
63,300	Ladbrokes PLC		140,428
2,100	Sankyo Co. Ltd.		118,112
			258,540
	FOOD - 4.3%
1,400	Nutreco Holding NV		72,212
3,140	Tesco PLC - ADR		65,783
5,300	Unilever NV		163,293
			301,288
	HOME BUILDERS - 1.0%
7,000	Daiwa House Industry Co. Ltd.		70,264

	INSURANCE - 3.6%
3,640	AXA SA - ADR		90,126
3,600	Prudential PLC		74,952
14,000	Sompo Japan Insurance, Inc.		87,423
			252,501
	INVESTMENT COMPANIES - 4.6%
2,400	Eurazeo		169,655
28,600	Man Group PLC		150,672
			320,327
	IRON/STEEL - 1.0%
25,600	OneSteel Ltd.		69,889

	LEISURE TIME - 1.7%
2,900	Shimano, Inc.		121,016

	LODGING - 0.5%
290,000	NagaCorp Ltd.		33,653

	MACHINERY-DIVERSIFIED - 4.3%
6,900	Fuji Machine Manufacturing Co. Ltd.		75,888
1,700	Pfeiffer Vacuum Technology AG		135,865
5,600	Tognum AG		89,906
			301,659
	MEDIA - 4.8%
6,200	Pearson PLC - ADR		85,560
30,000	Television Broadcasts Ltd.		137,016
4,000	Vivendi SA		115,169
			337,745
	MINING - 4.8%
7,600	Impala Platinum Holdings Ltd.		175,822
6,600	Vale SA - ADR		161,700
			337,522
	MISCELLANEOUS MANUFACTURING - 1.8%
10,000	Aalberts Industries NV		130,073

	OFFICE/BUSINESS EQUIPMENT - 1.6%
3,000	Canon, Inc.		115,043

	OIL & GAS - 5.6%
122,000	PetroChina Co. Ltd.		152,051
3,500	Royal Dutch Shell PLC		103,676
2,200	Total SA		136,247
			391,974
	PHARMACEUTICALS - 5.7%
136,000	China Shineway Pharmaceutical Group Ltd.		233,482
1,330	Roche Holding AG		54,424
2,900	Sanofi-Aventis SA - ADR		110,084
			397,990
	RETAIL - 1.9%
20,400	Esprit Holdings Ltd.		136,964

	SEMICONDUCTORS - 0.9%
6,400	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		66,496

	SOFTWARE - 2.2%
163,000	Travelsky Technology LTD		153,100

	TELECOMMUNICATIONS - 3.2%
5,840	Nokia OYJ - ADR		77,438
6,440	Vodafone Group PLC		146,124
			223,562
	TOYS/GAMES/HOBBIES - 1.9%
1,870	Nintendo Co. Ltd. - ADR		57,559
300	Nintendo Co. Ltd.		73,617
			131,175
	TRANSPORTATION - 2.3%
5,500	TNT NV		159,573

	WATER - 1.6%
5,100	Suez Environnement Co.		113,371

	TOTAL COMMON STOCK (Cost - $6,914,444)		6,729,728

	SHORT-TERM INVESTMENTS - 3.7%
258,362	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009		258,362
	(Cost - $258,362)

	TOTAL INVESTMENTS - 99.3% (Cost - $7,172,806)(a)		$ 6,988,090
	OTHER ASSETS LESS LIABILITIES - 0.7%		49,639
	NET ASSETS - 100.0%		$ 7,037,729

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 193,295
		Unrealized depreciation:	(378,011)
		Net unrealized appreciation:	$ (184,716)

Saratoga Health & Biotechnology Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 98.0%
	BIOTECHNOLOGY - 10.4%
16,200	Amgen, Inc. *	$ 912,870
12,800	Biogen Idec, Inc. *	600,832
5,100	Genzyme Corp. *	258,570
		1,772,272
	ELECTRONICS - 4.1%
11,900	Waters Corp. *	699,482

	HEALTHCARE-PRODUCTS - 10.6%
8,400	Affymetrix, Inc. * +	39,816
34,300	Boston Scientific Corp. * +	287,091
7,600	CareFusion Corp. *	196,308
8,300	Johnson & Johnson	521,572
11,200	Medtronic, Inc.	475,328
4,200	Techne Corp.	285,096
		1,805,211
	HEALTHCARE-SERVICES - 11.1%
15,800	Centene Corp. *	297,356
13,750	Molina Healthcare, Inc. * +	287,375
27,000	UnitedHealth Group, Inc.	774,090
10,000	WellPoint, Inc. *	540,300
		1,899,121
	PHARMACEUTICALS - 54.5%
45,000	AmerisourceBergen Corp.	1,111,050
14,300	AstraZeneca PLC - ADR +	641,069
15,200	Cardinal Health, Inc.	489,896
53,156	Corcept Therapeutics, Inc. * +	119,070
16,500	Eli Lilly & Co.	606,045
17,200	GlaxoSmithKline PLC - ADR	713,284
38,000	King Pharmaceuticals, Inc. *	449,540
9,000	McKesson Corp.	558,180
7,200	Medicis Pharmaceutical Corp. - Cl. A	169,848
10,900	Novartis AG - ADR	606,040
20,000	Par Pharmaceutical Cos, Inc. *	474,400
35,500	Pfizer, Inc.	645,035
34,726	PharMerica Corp. *	522,626
16,100	Sanofi-Aventis SA - ADR	611,156
12,900	Teva Pharmaceutical Industries Ltd. - ADR	680,991
24,500	Watson Pharmaceuticals, Inc. *	908,705
		9,306,935
	SOFTWARE - 7.3%
58,200	IMS Health, Inc.	1,243,152

	TOTAL COMMON STOCK (Cost - $16,251,244)	16,726,173

	SHORT-TERM INVESTMENTS - 1.7%
295,898	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009	295,898
	(Cost - $295,898)

Principal
	COLLATERAL FOR SECURITIES LOANED - 7.7%
1,303,622	Citigroup Global, Inc., Repurchase agreement to yield 0.17%, 12/1/09 with a maturity
	value of $1,303,628 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,303,622)	1,303,622

	TOTAL INVESTMENTS - 107.4% (Cost - $17,850,764)(a)	$ 18,325,693
	OTHER ASSETS LESS LIABILITIES - (7.4) %	(1,262,388)
	NET ASSETS - 100.0%	$ 17,063,305

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,389,256
	Unrealized depreciation:	(1,914,327)
	Net unrealized appreciation:	$ 474,929

Saratoga Technology & Communications Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 97.9%
	AEROSPACE/DEFENSE - 0.9%
4,586	Aerovironment, Inc. * +	$ 131,802

	BIOTECHNOLOGY - 4.8%
4,660	Alexion Pharmaceuticals, Inc. *	211,331
5,880	Gilead Sciences, Inc. *	270,774
2,880	Millipore Corp. *	196,128
		678,233
	CHEMICALS - 1.1%
2,970	Syngenta AG - ADR	158,925

	COMMERCIAL SERVICES - 2.6%
4,630	Visa, Inc. - Cl. A	375,030

	COMPUTERS - 17.0%
3,670	Apple, Inc. *	733,670
46,780	Cadence Design Systems, Inc. *	280,680
41,520	EMC Corp. *	698,782
3,060	International Business Machines Corp.	386,631
6,070	NetApp, Inc. *	187,077
12,820	Netezza Corp. *	129,995
		2,416,835
	ELECTRONICS - 1.2%
3,948	Amphenol Corp. - Cl. A	162,658

	HEALTHCARE-PRODUCTS - 5.6%
6,640	Baxter International, Inc.	362,212
1,700	Edwards Lifesciences Corp. *	139,876
9,520	Thoratec Corp. *	283,601
		785,689
	INTERNET - 15.2%
760	Amazon.com, Inc. *	103,292
330	Baidu, Inc. - ADR *	143,134
2,849	Ctrip.com International Ltd. - ADR *	208,974
5,010	Digital River, Inc. *	126,402
10,010	eBay, Inc. *	244,945
970	Google, Inc. - Cl. A *	565,510
8,964	McAfee, Inc. *	341,977
5,408	OpenTable, Inc. *	143,150
1,260	priceline.com, Inc. *	269,791
		2,147,175
	PHARMACEUTICALS - 1.0%
2,710	Abbott Laboratories	147,668

	SEMICONDUCTORS - 9.7%
4,998	Aixtron AG - ADR +	180,778
9,630	Broadcom Corp. - Cl. A *	281,196
6,204	Cree, Inc. *	296,737
3,077	Netlogic Microsystems, Inc. *	125,542
16,940	PMC - Sierra, Inc. *	134,334
9,430	Rambus, Inc. + *	168,043
7,050	Veeco Instruments, Inc. *	192,535
		1,379,165
	SOFTWARE - 20.1%
11,282	ANSYS, Inc. *	439,321
4,857	athenahealth, Inc. + *	203,508
7,250	BMC Software, Inc. *	280,792
6,100	Citrix Systems, Inc. *	232,898
13,071	Informatica Corp. *	293,444
7,880	Interactive Intelligence, Inc. *	136,009
9,789	Longtop Financial Technologies Ltd. - ADR + *	346,628
21,310	Oracle Corp.	470,525
5,098	Sybase, Inc. *	205,143
6,750	Tyler Technologies, Inc. *	134,865
2,480	VMware, Inc. - Cl. A *	104,110
		2,847,243
	TELECOMMUNICATIONS - 18.7%
10,464	Acme Packet, Inc. *	107,361
7,910	ADTRAN, Inc.	167,138
10,220	American Tower Corp. - Cl. A *	418,202
6,020	Cisco Systems, Inc. *	140,868
4,230	Crown Castle International Corp. *	155,199
7,167	Harris Corp.	314,631
11,589	QUALCOMM, Inc.	521,505
6,154	Rogers Communications, Inc. - Cl. A	186,220
13,160	SBA Communications Corp. - Cl. A *	421,646
7,100	Verizon Communications, Inc.	223,366
		2,656,136

	TOTAL COMMON STOCK (Cost - $10,668,113)	13,886,559

	SHORT-TERM INVESTMENTS - 2.5%
348,600	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009	348,600
	(Cost - $348,600)

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.7%
387,810	Citigroup Global, Inc., Repurchase agreement to yield 0.17%, 12/1/09 with a maturity
	value of $387,812 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $387,810)	387,810

	TOTAL INVESTMENTS - 103.1% (Cost - $11,404,522)(a)	$ 14,622,969
	OTHER LIABILITIES LESS ASSETS - (3.1) %	(436,662)
	NET ASSETS - 100.0%	$ 14,186,307

* Non-income producing securities.
ADR - American Depositary Receipt
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,316,474
	Unrealized depreciation:	(98,027)
	Net unrealized appreciation:	$ 3,218,447

Saratoga Energy & Basic Materials Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 96.7%
	BUILDING MATERIALS - 3.2%
30,912	Louisiana-Pacific Corp. *		$ 192,891

	CHEMICALS - 6.0%
2,480	Air Products & Chemicals, Inc.		205,666
5,509	Dow Chemical Co.		153,040
			358,706
	COAL - 5.4%
3,258	Consol Energy, Inc.		149,607
4,644	Massey Energy Co.		174,893
			324,500
	ENGINEERING & CONSTRUCTION - 2.7%
4,654	Jacobs Engineering Group, Inc. *		162,844

	IRON/STEEL - 11.5%
5,287	ArcelorMittal		207,621
6,261	Cliffs Natural Resources, Inc.		275,860
6,670	Novolipetsk Steel OJSC *		200,967
			684,448
	MINING - 3.7%
2,638	Freeport-McMoRan Copper & Gold, Inc. - Cl. B *		218,426

	OIL & GAS - 38.8%
3,573	Anadarko Petroleum Corp.		212,701
2,424	Apache Corp.		230,959
8,186	BG Group PLC		148,152
2,652	Devon Energy Corp.		178,612
25,772	Hercules Offshore, Inc. *		131,695
4,125	Hess Corp.		239,085
4,503	Marathon Oil Corp.		146,888
7,473	Pride International, Inc. *		236,371
2,797	Total SA		173,946
2,863	Transocean Ltd. *		244,472
8,191	Valero Energy Corp.		130,155
5,598	XTO Energy, Inc.		237,579
			2,310,615
	OIL & GAS SERVICES - 18.6%
4,964	Baker Hughes, Inc.		202,233
15,237	Key Energy Services, Inc. *		116,106
3,023	Lufkin Industries, Inc.		181,894
17,600	Petroleum Geo-Services ASA *		182,378
7,556	Smith International, Inc.		205,372
20,613	Tesco Corp. *		220,353
			1,108,336
	PACKAGING & CONTAINERS - 2.9%
5,482	Owens-Illinois, Inc. *		171,422

	PIPELINES - 1.9%
11,650	El Paso Corp.		111,374

	TRANSPORTATION - 2.0%
2,698	Tidewater, Inc.		121,275

	TOTAL COMMON STOCK (Cost - $5,039,576)		5,764,837

	SHORT-TERM INVESTMENTS - 3.2%
191,031	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009		191,031
	(Cost - $191,031)

	TOTAL INVESTMENTS - 99.9% (Cost - $5,230,607)(a)		$ 5,955,868
	OTHER ASSETS LESS LIABILITIES - 0.1%		5,092
	NET ASSETS - 100.0%		$ 5,960,957

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 940,614
		Unrealized depreciation:	(215,353)
		Net unrealized appreciation:	$ 725,261

Saratoga Financial Services Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 94.6%
	BANKS - 53.2%
2,545	Banco Santander Brasil SA *		$ 33,960
4,225	Bank of America Corp.		66,966
424	Goldman Sachs Group, Inc.		71,936
6,601	HSBC Holdings PLC		76,576
1,845	JPMorgan Chase & Co.		78,394
1,389	Julius Baer Group Ltd.		45,812
2,483	Morgan Stanley		78,413
1,041	Northern Trust Corp.		51,530
1,282	PNC Financial Services Group, Inc.		73,087
2,518	Standard Chartered PLC		61,313
1,543	State Street Corp.		63,726
4,266	UBS AG *		66,127
3,187	US Bancorp		76,902
2,762	Wells Fargo & Co.		77,446
			922,188
	COMMERCIAL SERVICES - 5.1%
190	Mastercard, Inc. - Cl. A		45,763
515	Visa, Inc. - Cl. A		41,715
			87,478
	DIVERSIFIED FINANCIAL SERVICES - 18.8%
777	Affiliated Managers Group, Inc. *		50,668
1,718	Ameriprise Financial, Inc.		65,490
278	BlackRock, Inc. - Cl. A		63,128
734	Franklin Resources, Inc.		79,294
3,019	Invesco Ltd.		67,173
			325,753
	INSURANCE - 17.5%
1,041	ACE Ltd. *		50,707
586	Arch Capital Group Ltd. *		40,926
15	Berkshire Hathaway, Inc. - Cl. B *		50,295
1,695	Prudential Financial, Inc.		84,496
1,462	Travelers Cos, Inc.		76,594
			303,018

	TOTAL COMMON STOCK (Cost - $1,523,639)		1,638,437

	SHORT-TERM INVESTMENTS - 4.9%
85,335	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009		85,336
	(Cost - $85,336)

	TOTAL INVESTMENTS - 99.5% (Cost - $1,608,975)(a)		1,723,773
	OTHER ASSETS LESS LIABILITIES - 0.5%		8,556
	NET ASSETS - 100.0%		1,732,329

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 197,370
		Unrealized depreciation:	(82,571)
		Net unrealized appreciation:	$ 114,798

Saratoga Investment Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009
Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 33.7%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.2%
$ 259,349	5.375%, 8/15/11	$ 265,781
1,000,000	5.125%, 10/18/16	1,131,070
		1,396,851
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.8%
500,000	2.250%, 2/24/12	509,520
1,000,000	4.125%, 4/15/14	1,088,420
700,000	5.000%, 4/15/15	789,971
		2,387,911
	U.S. TREASURY NOTES - 4.5%
100,000	4.500%, 11/15/15	112,172
240,000	3.000%, 9/30/16	245,634
315,000	3.625%, 8/15/19	326,185
		683,991
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 4.2%
510,000	1.875%, 7/15/13	637,841

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $4,650,043)	5,106,594

	BONDS & NOTES - 64.3%
	AEROSPACE/DEFENSE - 1.4%
200,000	United Technologies Corp., 7.125%, 11/15/10	212,630

	BANKS - 12.2%
550,000	Bank of America Corp., 5.750%, 12/1/17	559,861
460,000	BB&T Corp., 3.375%, 9/25/13	471,891
390,000	Citigroup Inc., 5.100%, 9/29/11	405,378
250,000	Morgan Stanley, 5.625%, 1/9/12	266,977
150,000	US Bank NA, 7.125%, 12/1/09	150,000
		1,854,107
	CHEMICALS - 2.3%
300,000	Monsanto Co., 7.375%, 8/15/12	345,417

	COMMERCIAL MBS - 1.3%
200,000	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	202,984

	DIVERSIFIED FINANCIAL SERVICES - 13.8%
300,000	Boeing Capital Corp., 5.000%, 8/15/10	308,859
500,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	535,045
294,000	General Electric Capital Corp., 5.625%, 5/1/18	304,040
325,000	General Electric Capital Corp., 6.000%, 6/15/12	353,164
300,000	John Deere Capital Corp., 5.400%, 4/7/10	305,268
200,000	Merrill Lynch & Co. Inc., 5.770%, 7/25/11	212,150
65,000	National Rural Utilities Cooperative Finance Corp., 4.350%, 11/15/11	68,017
		2,086,543
	ELECTRIC - 9.5%
200,000	DPL Inc., 6.875%, 9/1/11	216,294
510,000	FPL Group Capital Inc., 5.625%, 9/1/11	549,301
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12	218,082
400,000	Southern California Edison Co., 5.750%, 3/15/14	450,700
		1,434,377
	GAS - 0.8%
100,000	Southern California Gas Co., 5.500%, 3/15/14	112,360

	HEALTHCARE-PRODUCTS - 2.2%
300,000	Hospira Inc., 5.900%, 6/15/14	328,716

	INSURANCE - 5.3%
170,000	Protective Life Corp., 7.375%, 10/15/19	172,914
300,000	Prudential Financial Inc., 6.000%, 12/1/17	310,347
320,000	WR Berkley Corp., 5.600%, 5/15/15	322,397
		805,658
	MACHINERY-CONSTRUCTION & MINING - 0.7%
100,000	Caterpillar Inc., 6.550%, 5/1/11	107,214

	OIL & GAS - 3.6%
300,000	Conoco Funding Co., 6.350%, 10/15/11	329,463
200,000	Devon OEI Operating Inc., 7.250%, 10/1/11	219,214
		548,677
	OIL & GAS SERVICES - 3.6%
210,000	Smith International Inc., 9.750%, 3/15/19	267,175
220,000	Weatherford International Ltd., 9.625%, 3/1/19	275,625
		542,800
	PIPELINES - 2.9%
400,000	Consolidated Natural Gas Co., 6.250%, 11/1/11	431,336

	TELECOMMUNICATIONS - 4.7%
587,000	AT&T Inc., 5.300%, 11/15/10	612,153
100,000	Verizon Communications Inc., 5.350%, 2/15/11	104,785
		716,938

	TOTAL BONDS & NOTES (Cost - $9,162,341)	9,729,757

	SHORT-TERM INVESTMENTS - 1.3%
198,048	Milestone Treasury Obligations Portfolio, to yield 0.01%, 12/1/2009	198,048
	(Cost - $198,048)

	TOTAL INVESTMENTS - 99.3% (Cost - $14,010,432)(a)	$ 15,034,399
	OTHER ASSETS LESS LIABILITIES - 0.7%	112,102
	NET ASSETS - 100.0%	$ 15,146,501

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,024,366
	Unrealized depreciation:	(399)
	Net unrealized appreciation:	$ 1,023,967

Saratoga Municipal Bond Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009
Principal		Value
	MUNICIPAL BONDS - 86.2%
	ALASKA - 5.3%
	Education - 5.3%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20	$ 164,745

	CALIFORNIA - 9.1%
	Education - 4.5%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	138,599
	General Obligation - 3.3%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	102,205
	Housing - 1.3%
40,000	State Housing Financing Agency Revenue, Series A, Class I, 5.30%, 8/1/18, FHA	40,002
		280,806
	COLORADO - 3.4%
	Public Facilities - 3.4%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA	106,205

	DISTRICT OF COLUMBIA - 3.0%
	Public Facilities - 3.0%
100,000	Washington D.C. Convention Center Authority, Series A, 4.50%, 10/1/30, AMBAC	92,079

	FLORIDA - 2.8%
	Education - 2.8%
75,000	Florida State Board of Education, 5.00%, 1/1/18	85,402

	KENTUCKY - 4.9%
	Education - 4.9%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23	152,149

	MAINE - 4.6%
	Education - 4.6%
140,000	University of Maine System Revenue, 4.50%, 3/1/26	141,812

	MISSOURI - 5.5%
	Education - 5.5%
150,000	Kirksville R-III School District, 5.00%, 3/1/20	169,606

	NEW JERSEY - 3.7%
	Housing - 3.7%
125,000	New Jersey Economic Development Authority, 5.35%, 2/1/38, MBIA	113,407

	NEW YORK - 5.1%
	General Obligation - 5.1%
150,000	City of New York, 5.00%, 8/1/23, FSA	157,556

	NORTH CAROLINA - 8.6%
	General Obligation - 3.5%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18	107,178
	Water/Sewer - 5.1%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	158,139
		265,317
	OHIO - 3.2%
	Education - 3.2%
100,000	Marysville Exempt Village School District, 4.375%, 12/1/29, MBIA	97,119

	PENNSYLVANIA - 4.9%
	General Obligation - 4.9%
150,000	Philadelphia, 4.90%, 9/15/20, FSA	151,364

	SOUTH DAKOTA - 3.7%
	General Obligation - 3.7%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA	115,784

	TEXAS - 9.8%
	Education - 4.9%
150,000	State University System Revenue, 5.375%, 3/15/17, FSA	152,099
	Water/Sewer - 4.9%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22	150,558
		302,657
	UTAH - 5.4%
	Education - 5.4%
150,000	State Board Regents Revenue, 5.25%, 12/1/14, AMBAC	166,344

	WISCONSIN - 3.2%
	Health/Hospital - 3.2%
100,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC	100,006

	TOTAL MUNICIPAL BONDS (Cost - $2,946,465)	2,662,358
Shares
	SHORT-TERM INVESTMENTS - 12.3%
130,843	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 12/1/09
	(Cost - $379,306)	379,306

	TOTAL INVESTMENTS - 98.5% (Cost - $3,031,385) (a)	$ 3,041,664

	OTHER ASSETS LESS LIABILITIES - 1.5%	45,005

	TOTAL NET ASSETS - 100.0%	$ 3,086,669

AMBAC	Insured by AMBAC Indemnity Corporation
FGIC	Insured by Financial Guaranty Insurance Corporation
FHA	Federal Housing Administartion
FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,077,308 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 42,637
	Unrealized depreciation:	(32,358)
	Net unrealized depreciation:	$ 10,279

Saratoga US Government Money Market Portfolio
PORTFOLIO OF INVESTMENTS
November 30, 2009
Principal		Value
	CORPORATE NOTES AND BONDS - 4.0%
	BANKS - 4.0%
$ 1,000,000	Bank of America
	To Yield 0.228%, 2/5/10 +	$ 1,000,000

	TOTAL CORPORATE NOTES AND BONDS (Cost - $1,000,000)	1,000,000

	U.S. GOVERNMENT AGENCIES - 80.3%
	FEDERAL AGRICULTURAL MORTGAGE DISCOUNT NOTES - 16.0%
4,000,000	To Yield 0.080%, 12/17/09	3,999,858

	FEDERAL HOME LOAN BANK DISCOUNT NOTES - 20.4%
2,000,000	To Yield 0.200%, 12/1/09	2,000,000
1,500,000	To Yield 0.065%, 1/13/10	1,499,883
100,000	To Yield 0.140%, 1/19/10	99,981
500,000	To Yield 0.170%, 1/25/10	499,870
1,000,000	To Yield 0.180%, 2/1/10	999,690
		5,099,424

	FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTES - 23.3%
1,627,000	To Yield 0.170%, 12/14/09	1,626,900
2,000,000	To Yield 0.190%, 12/15/09	1,999,852
500,000	To Yield 0.150%, 3/8/10	499,798
1,700,000	To Yield 0.150%, 3/22/10	1,699,214
		5,825,764

	FEDERAL NATIONAL MORTGAGE DISCOUNT NOTES - 20.6%
700,000	To Yield 0.170%, 1/19/10	699,838
400,000	To Yield 0.140%, 1/19/09	399,924
4,075,000	To Yield 0.150%, 3/10/10	4,073,319
		5,173,081

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $22,365,366)	20,098,127

	REPURCHASE AGREEMENT - 15.5%
3,893,000	Bank of America, 0.14%, due 12/1/09 with a full maturity value of $3,893,015
	(Fully collateralized by U.S. government agencies and obligations)
	(Cost - $3,893,000)	3,893,000

	TOTAL INVESTMENTS - 99.8% (Cost - $24,991,127) (a)	$ 24,991,127

	OTHER ASSETS AND LIABILITIES - 0.2%	57,933

	TOTAL NET ASSETS - 100.0%	$ 25,049,060

+   Securities exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified buyers.  At November 30, 2009, this security amounted to $1,000,000 or 4.0% of net assets.

Saratoga Advantage Trust
PORTFOLIO OF INVESTMENTS
November 30, 2009 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	17,677,594	-	-	17,677,594
Money Market Funds	265,735	-	-	265,735
Total	17,943,329	-	-	17,943,329

Large Capitalization Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	24,714,404	-	-	24,714,404
Money Market Funds	453,463	-	-	453,463
Total	25,167,867	-	-	25,167,867

Mid Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	13,001,902	-	-	13,001,902
Money Market Funds	69,113	-	-	69,113
Collateral for Securities Loaned	674,497	-	-	674,497
Total	13,745,512	-	-	13,745,512

Small Capitalization
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	7,293,215	-	-	7,293,215
Money Market Funds	160,184	-	-	160,184
Collateral for Securities Loaned	266,628	-	-	266,628
Total	7,720,027	-	-	7,720,027

International Equity
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	6,729,728	-	-	6,729,728
Money Market Funds	258,362	-	-	258,362
Total	6,988,090	-	-	6,988,090

Health & Biotechnology
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	16,726,173	-	-	16,726,173
Money Market Funds	295,898	-	-	295,898
Collateral for Securities Loaned	1,303,622	-	-	1,303,622
Total	18,325,693	-	-	18,325,693

Technology & Communications
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	13,886,559	-	-	13,886,559
Money Market Funds	348,600	-	-	348,600
Collateral for Securities Loaned	387,810	-	-	387,810
Total	14,622,969	-	-	14,622,969

Energy & Basic Materials
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	5,764,837	-	-	5,764,837
Money Market Funds	191,031	-	-	191,031
Total	5,955,868	-	-	5,955,868

Financial Services
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,638,437	-	-	1,638,437
Money Market Funds	85,336	-	-	85,336
Total	1,723,773	-	-	1,723,773

Investment Quality Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	14,836,351	-	14,836,351
Money Market Funds	198,048	-	-	198,048
Total	198,048	14,836,351	-	15,034,399

Municipal Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	2,662,358	-	2,662,358
Money Market Funds	379,306	-	-	379,306
Total	379,306	2,662,358	-	3,041,664

U.S. Government Money Market
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	21,098,127	-	21,098,127
Repurchase Agreement	-	3,893,000	-	3,893,000
Total	-	24,991,127	-	24,991,127

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of November 30, 2008, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/29/10

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

1/29/10